Note 24 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Loans and borrowings	$ 1,004	$ 1,312	$ 2,327	$ 887
Non-current borrowings	22,087	24,642	19,359	18,380
Total liabilities	23,091	25,954	21,686	19,267
Debtor invoice financing [member]
Statement Line Items [Line Items]
Loans and borrowings	0	508	901	751
Finance leases [member]
Statement Line Items [Line Items]
Loans and borrowings	669	641	660	136
Shareholder loans [member]
Statement Line Items [Line Items]
Loans and borrowings	0	0	766	0
Non-current borrowings	21,175	23,401	18,242	18,242
Chattel mortgage [member]
Statement Line Items [Line Items]
Loans and borrowings	88	51	0	0
Non-current borrowings	244	249	0	0
Project financing agreements [member]
Statement Line Items [Line Items]
Loans and borrowings	59	0	0	0
Non-current borrowings	183	0	0	0
Total liabilities	200
Bank Loan [Member]
Statement Line Items [Line Items]
Loans and borrowings	152	66	0	0
Non-current borrowings	159	278	0	0
Other borrowings [member]
Statement Line Items [Line Items]
Loans and borrowings	36	46	0	0
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current borrowings	$ 326	$ 714	$ 1,117	$ 138